Income Taxes - Net Deferred Tax Assets Presented on Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Long-term deferred tax assets	$ 621	$ 491
Long-term deferred tax liabilities	(184)	(312)
Net deferred tax assets (liabilities)	$ 437	$ 179